Business Combinations - Summary of Assets and Liabilities Recognized at Fair Value as a Result of the Acquisition For Intelligent Solutions AS (Detail) - Albert Buettner GmbH [Member] - EUR (€)
€ in Thousands
	Dec. 31, 2024	Nov. 02, 2023
Amounts Recognised As Of Acquisition Date For Each Major Class Of Assets Acquired And Liabilities Assumed [Line Items]
Property, plant and equipment	€ 18,322
Intangible Assets	16,244
Right of use	13,014
Inventories	8,403
Trade and other financial receivables	679
Other assets	765
Cash and cash equivalents	690
Total Assets	58,117
Lease liabilities	(13,014)
Deferred tax liabilities	(8,378)
Trade and other financial payables	(562)
Other liabilities	(25)
Total Liabilities	(21,979)
Identifiable net assets acquired	36,138
Purchase considerations	24,972	€ 24,972
Goodwill arising on acquisition	€ (11,166)